Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost - Debt instruments valued at fair value [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period		$ 839,744
Net change on Balance	[1]	62,611	839,744
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period		902,355	839,744
Gross carrying amount [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period		839,744
Net change on Balance	[1]	62,611	839,744
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period		902,355	839,744
Gross carrying amount [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
Gross carrying amount [Member] | Stage 3 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
ECL [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period
ECL [Member] | Stage 3 Individual [Member]
Financial Assets at Amortized Cost (Details) - Schedule of financial instruments measured at amortised cost [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year